Segment revenue and expenses	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Segment revenue and expenses	Segment revenue and expenses
Operating segment information
The Group’s operating segments have been determined based on the internal reports reviewed by the Chief Executive Officer, who is the
Chief Operating Decision Maker. These reports are used to assess performance and allocate resources within the business.
As the Group continues to invest in new energy and integrate these activities across its operations, changes have been made to the way financial information is presented. New energy projects that have reached a final investment decision (FID) are now reported within either the Australia or International segments, depending on their geographical location.
The Group’s disclosed operating segments have been updated to reflect this change, and the comparative information for 2024 and 2023 has been restated to ensure consistency of presentation. The Group’s reportable operating segments are as follows:

Australia:
Exploration, evaluation,
development, production and
sale of liquefied natural gas
(LNG), pipeline gas, crude oil,
condensate and natural gas liquids,
as well as the development,
production and sale of new energy
products from Australian assets
that have achieved FID.

International:
Exploration, evaluation,
development, production and sale
of LNG, pipeline gas, crude oil,
condensate and natural gas liquids,
and the development, production
and sale of new energy products
from assets located outside
Australia that have achieved FID.
Marketing: Marketing, shipping and trading of the Group’s oil and gas portfolio (including purchased volumes) and optimisation activities that generate incremental value.
Corporate:
Comprises new energy projects
that have not yet reached FID and
corporate items that are not
allocated to operating segments.
Corporate items include revenues,
expenses, assets and liabilities that
are not considered part of the
core operations of any segment.

Customer concentration
The Group has two major customers which each respectively account for 8% and 7% of the Group’s external revenue. The sales are generated by the Australia and Marketing operating segments (2024: two major customers; 7% and 6% generated by the Australia and
Marketing operating segments and 2023: two major customers; 8% and 7% generated by the Australia and Marketing operating segments).
Geographical information

Geographical information	Revenue from external customers[1]
	2025	2024	2023
	US$m	US$m	US$m
Asia Pacific	7,335	8,445	9,823
Americas	2,241	2,462	2,564
Europe	3,122	2,272	1,607
Other	286	—	—
Consolidated	12,984	13,179	13,994
1.Revenue is attributable to geographic location based on the location of the customers.
Recognition and measurement
Revenue from contracts with customers
Revenue is recognised when or as the Group transfers control of products or provides services to a customer at the amount to which the
Group expects to be entitled. If the consideration includes a variable component, the Group estimates the amount of the expected consideration receivable. Variable consideration is estimated throughout the contract and is recognised to the extent that it is highly probable a significant reversal will not occur.
•Revenue from sale of hydrocarbons – Revenue from the sale of hydrocarbons is recognised at a point in time when control of the product is transferred to the customer. Revenue from take or pay contracts is recorded as unearned revenue until the product has been drawn by the customer (transfer of control), at which time it is recognised in earnings.
•Other operating revenue – Revenue earned from LNG processing and other services is recognised over time as the services are rendered.
Expenses
•Royalties, excise and levies – Royalties, excise and levies are considered to be production-based taxes and are therefore accrued on the basis of the Group’s entitlement to physical production.
•Depreciation and amortisation - Refer to Note B.3.
•Impairment and impairment reversals - Refer to Note B.4.
•Leases - Refer to Note D.7.
•Employee benefits - Refer to Note E.2.
Significant estimates and judgements
(a) Revenue from contracts with customers
The transaction price at the date control passes for sales made subject to provisional pricing periods in oil and condensate contracts is determined with reference to quoted commodity prices.
Judgement is also used to determine if it is highly probable that a significant reversal will not occur in relation to revenue recognised during open pricing periods in LNG contracts. The Group estimates variable consideration based on available information from contract negotiations and market indicators.
For the year ended 31 December 2025

	Australia	International	Marketing	Corporate	Consolidated
	2025	2025	2025	2025	2025
	US$m	US$m	US$m	US$m	US$m
Liquified natural gas	4,800	-	1,160	-	5,960
Pipeline gas	1,160	164	-	-	1,324
Crude oil and condensate	1,313	3,872	72	-	5,257
Natural gas liquids	171	33	37	-	241
Revenue from sale of hydrocarbons	7,444	4,069	1,269	-	12,782
Intersegment revenue[1]	(120)	-	120	-	-
Processing and services revenue	177	-	-	-	177
Shipping and other revenue	-	-	25	-	25
Other revenue	57	-	145	-	202
Operating revenue[2]	7,501	4,069	1,414	-	12,984
Production costs	(1,030)	(523)	-	-	(1,553)
Royalties, excise and levies	(251)	(50)	-	-	(301)
Insurance	(37)	(19)	-	(23)	(79)
Inventory movement	44	(11)	-	-	33
Costs of production	(1,274)	(603)	-	(23)	(1,900)
Property, plant and equipment depreciation	(2,405)	(2,570)	-	(68)	(5,043)
Shipping and direct sales costs	(75)	(87)	(103)	-	(265)
Trading costs[3]	(217)	-	(928)	-	(1,145)
Other hydrocarbon costs	(29)	-	-	-	(29)
Other	(22)	(44)	-	-	(66)
Other cost of sales	(343)	(131)	(1,031)	-	(1,505)
Cost of sales	(4,022)	(3,304)	(1,031)	(91)	(8,448)
Gross profit/(loss)	3,479	765	383	(91)	4,536
Other income[4]	207	364	18	359	948
Exploration and evaluation expenditure[5]	(34)	(145)	-	-	(179)
Amortisation of permit acquisitions	-	(5)	-	-	(5)
Write-offs	-	(4)	-	-	(4)
Exploration and evaluation	(34)	(154)	-	-	(188)
General, administration and other costs	(62)	(67)	(3)	(350)	(482)
Amortisation of intangible assets	-	-	-	(22)	(22)
Depreciation of lease assets	(33)	(16)	(78)	(48)	(175)
Restoration movement[6]	(379)	34	-	5	(340)
Other[7]	(60)	(90)	(12)	(83)	(245)
Other costs	(534)	(139)	(93)	(498)	(1,264)
Other expenses	(568)	(293)	(93)	(498)	(1,452)
Impairment losses	-	-	-	(143)	(143)
Profit/(loss) before tax and net finance costs	3,118	836	308	(373)	3,889
1.Intersegment revenue comprises the incremental income net of all associated expenses generated by the Marketing segment’s optimisation of the oil and gas portfolio. The value is incremental income net of incremental costs.
2.Operating revenue includes revenue from contracts with customers of $12,959 million and sub-lease income of $25 million disclosed within shipping and other revenue.
3.In 2025 traded LNG and condensate purchased from Australia operations Joint Venture Partners have been presented in the Australia segment with the corresponding trading revenue presented in the Australia segment, whereas in 2024 this was presented in the Marketing segment.
4.Includes a $137 million unrealised fair value gain on embedded derivatives, $204 million of net gains on hedging activities, fees and recoveries and other income not associated with the ongoing operations of the business. The International segment includes $161 million from the gain on the sale of the Greater Angostura assets to Perenco.
5.Includes seismic and general permit activities and other exploration costs. Exploration and evaluation expenditure includes $17 million of evaluation expenditure.
6.Includes updated closure cost estimates and economic assumptions at closed sites.
7.Includes items not associated with the ongoing operations of the business including foreign exchange losses.
For the year ended 31 December 2024

	Australia	International	Marketing	Corporate	Consolidated
	2024	2024	2024	2024	2024
	US$m	US$m	US$m	US$m	US$m
Liquified natural gas	5,361	-	1,040	-	6,401
Pipeline gas	1,119	230	-	-	1,349
Crude oil and condensate	1,668	3,143	76	-	4,887
Natural gas liquids	196	39	71	-	306
Revenue from sale of hydrocarbons	8,344	3,412	1,187	-	12,943
Intersegment revenue[1]	(23)	(7)	30	-	-
Processing and services revenue	220	-	-	-	220
Shipping and other revenue	-	-	16	-	16
Other revenue	197	(7)	46	-	236
Operating revenue[2]	8,541	3,405	1,233	-	13,179
Production costs	(1,051)	(528)	-	-	(1,579)
Royalties, excise and levies	(349)	(23)	-	-	(372)
Insurance	(27)	(9)	-	11	(25)
Inventory movement	55	29	-	-	84
Costs of production	(1,372)	(531)	-	11	(1,892)
Property, plant and equipment depreciation	(2,621)	(1,848)	-	(54)	(4,523)
Shipping and direct sales costs	(89)	(86)	(130)	-	(305)
Trading costs	(4)	-	(691)	-	(695)
Other hydrocarbon costs	(51)	-	-	-	(51)
Other	(22)	(7)	-	(6)	(35)
Other cost of sales	(166)	(93)	(821)	(6)	(1,086)
Cost of sales	(4,159)	(2,472)	(821)	(49)	(7,501)
Gross profit/(loss)	4,382	933	412	(49)	5,678
Other income[3]	568	50	23	(17)	624
Exploration and evaluation expenditure[4]	(44)	(276)	-	-	(320)
Amortisation of permit acquisitions	-	(8)	-	-	(8)
Write-offs	(3)	(6)	-	-	(9)
Exploration and evaluation	(47)	(290)	-	-	(337)
General, administration and other costs	-	-	-	(445)	(445)
Amortisation of intangible assets	-	-	-	(21)	(21)
Depreciation of lease assets	(58)	(1)	(101)	(50)	(210)
Restoration movement	(176)	6	-	(29)	(199)
Other[5]	(55)	(97)	93	(517)	(576)
Other costs	(289)	(92)	(8)	(1,062)	(1,451)
Other expenses	(336)	(382)	(8)	(1,062)	(1,788)
Impairment losses	-	-	-	-	-
Profit/(loss) before tax and net finance costs	4,614	601	427	(1,128)	4,514
1.Intersegment revenue comprises the incremental income net of all associated expenses generated by the Marketing segment’s optimisation of the oil and gas portfolio. The value is incremental income net of incremental costs.
2.Operating revenue includes revenue from contracts with customers of $13,163 million and sub-lease income of $16 million disclosed within shipping and other revenue.
3.Includes fees and recoveries and other income not associated with the ongoing operations of the business. The Australia segment includes $209 million from the gain on the sell-down of Scarborough to LNG Japan and JERA.
4.Includes seismic and general permit activities and other exploration costs. Exploration and evaluation expenditure includes $15 million of evaluation expenditure.
5.Includes gains and losses on hedging activities, a $314 million fair value loss on embedded derivatives and other expenses not associated with the ongoing operations of the business.
For the year ended 31 December 2023

	Australia	International	Marketing	Corporate	Consolidated
	2023	2023	2023	2023	2023
	US$m	US$m	US$m	US$m	US$m
Liquified natural gas	6,867	-	1,298	-	8,165
Pipeline gas	1,088	286	-	-	1,374
Crude oil and condensate	1,611	2,246	124	-	3,981
Natural gas liquids	218	32	31	-	281
Revenue from sale of hydrocarbons	9,784	2,564	1,453	-	13,801
Intersegment revenue[1]	(166)	(15)	181	-	-
Processing and services revenue	184	-	-	-	184
Shipping and other revenue	-	-	9	-	9
Other revenue	18	(15)	190	-	193
Operating revenue[2]	9,802	2,549	1,643	-	13,994
Production costs	(1,173)	(389)	-	-	(1,562)
Royalties, excise and levies	(462)	(41)	-	-	(503)
Insurance	(41)	(11)	-	(8)	(60)
Inventory movement	(40)	3	-	-	(37)
Costs of production	(1,716)	(438)	-	(8)	(2,162)
Property, plant and equipment depreciation	(2,754)	(1,168)	-	(34)	(3,956)
Shipping and direct sales costs	(164)	(83)	(54)	(18)	(319)
Trading costs	(12)	-	(1,056)	-	(1,068)
Other hydrocarbon costs	(7)	-	-	-	(7)
Other	(7)	-	-	-	(7)
Other cost of sales	(190)	(83)	(1,110)	(18)	(1,401)
Cost of sales	(4,660)	(1,689)	(1,110)	(60)	(7,519)
Gross profit/(loss)	5,142	860	533	(60)	6,475
Other income[3]	160	54	26	82	322
Exploration and evaluation expenditure[4]	(24)	(253)	-	(2)	(279)
Amortisation of permit acquisitions	-	(4)	-	-	(4)
Write-offs	(31)	(46)	-	-	(77)
Exploration and evaluation	(55)	(303)	-	(2)	(360)
General, administration and other costs	-	-	-	(453)	(453)
Amortisation of intangible assets	-	-	-	(2)	(2)
Depreciation of lease assets	(50)	(14)	(75)	(40)	(179)
Restoration movement	(125)	(22)	-	-	(147)
Other[5]	(51)	-	(109)	(272)	(432)
Other costs	(226)	(36)	(184)	(767)	(1,213)
Other expenses	(281)	(339)	(184)	(769)	(1,573)
Impairment losses	(534)	(1,383)	-	-	(1,917)
Profit/(loss) before tax and net finance costs	4,487	(808)	375	(747)	3,307
1.Intersegment revenue comprises the incremental income net of all associated expenses generated by the Marketing segment’s optimisation of the oil and gas portfolio. The value is incremental income net of incremental costs.
2.Operating revenue includes revenue from contracts with customers of $13,985 million and sub-lease income of $9 million disclosed within shipping and other revenue.
3.Includes fees and recoveries, foreign exchange gains and other income not associated with the ongoing operations of the business.
4.Includes seismic and general permit activities and other exploration costs. Exploration and evaluation expenditure includes $30 million of evaluation expenditure.
5.Includes losses on hedging activities, a $35 million fair value loss on embedded derivatives and other expenses not associated with the ongoing operations of the business.
       Segment assets and liabilities

	2025	2024[1]
	US$m	US$m
(a) Segment assets
Australia	30,541	29,678
International	24,773	22,170
Marketing	965	754
Corporate	10,222	8,662
	66,501	61,264

	2025	2024[1]
	US$m	US$m
(b) Segment liabilities
Australia	7,252	6,953
International	2,531	2,688
Marketing	1,054	1,115
Corporate	15,821	14,355
	26,658	25,111
1.The 2024 amounts have been restated to reflect the changes in operating segments.
$2,614 million of segment assets and $72 million of segment liabilities have been reclassified from the corporate to international segment. Refer to
‘Operating segment information’ in Note A.1 for details.
Refer to Note A.1 for descriptions of the Group’s segments. Corporate assets mainly comprise cash and cash equivalents, deferred tax assets, new energy assets in development and lease assets. Corporate liabilities mainly comprise interest-bearing liabilities, deferred tax liabilities and lease liabilities.
Segment assets include non-current assets[1] of $30,203 million (2024: $29,466 million) in Australia, $17,347 million (2024: $13,847 million) in USA, $3,854 million (2024: $5,268 million) in Senegal, $2,364 million (2024: $1,357 million) in Mexico, and $1,453 million
(2024: $1,370 million) in other locations.
1.Excluding deferred tax assets of $2,658 million (2024: $2,393 million).